Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Loss Per Share
Net loss	$ (598,437)	$ (2,098)	$ (791,989)	$ (85,743)	$ 116,929	$ (343,985)	$ (150,097)
Preferred Dividend	(669)	(4,806)	(800)	(7,426)	(10,378)	(15,589)	(6,500)
Net loss attributable to shareholders	(599,106)	(6,904)	(792,789)	(93,169)	106,551	(359,574)	(156,597)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (599,106)	$ (6,904)	$ (792,789)	$ (93,169)	$ 67,271	$ (359,574)	$ (156,597)
Weighted average shares outstanding	6,774,000	6,645,000	6,750,000	6,622,000	6,644,000	6,576,000	5,997,000
Net loss per common share - basic and diluted	$ (88.44)	$ (1.04)	$ (117.45)	$ (14.07)	$ 10.13	$ (54.70)	$ (26.11)
Aggregate number of common shares outstanding	7,164,968		7,164,968		6,995,705	6,880,704
Restricted stock awards
Net Loss Per Share
Aggregate number of common shares outstanding	377,556		377,556
Series A Preferred Stock
Net Loss Per Share
Preferred Stock, Shares Outstanding	325,000		325,000		325,000	325,000
Preferred Stock, Liquidation Preference Per Share	$ 1,241		$ 1,241		$ 387,808	$ 358,550
Equivalent number of common shares after conversion of Series A preferred stock			3,666,549
Conversion price (in dollars per share)	$ 110.00		$ 110.00